Significant capital and funding transactions - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions			3 Months Ended
	Nov. 24, 2018	Nov. 02, 2018	Jan. 31, 2019	Jan. 31, 2018
Disclosure of classes of share capital [line items]
Proceeds from issue of preference shares			$ 361	$ 30
Series BO non-cumulative five year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Number of preferred shares issued		14
Preferred shares issued price per share		$ 25
Proceeds from issue of preference shares		$ 350
Earliest redemption date		Feb. 24, 2024
Initial period annual yield		4.80%
Dividend rate reset		The dividend rate will reset on the earliest redemption date and every fifth year thereafter at a rate equal to the 5-year Government of Canada bond yield plus a premium of 2.38%. Holders have the option to convert their shares into Non-Cumulative Floating Rate First Preferred Shares, Series BP, subject to certain conditions, on the earliest redemption date and every fifth year thereafter at a rate equal to the 3-month Government of Canada Treasury Bill yield plus 2.38%.
Premium		2.38%
Redemption price per share		$ 25
Preference shares redemption conditions		Subject to the consent of OSFI and the requirements of the Bank Act (Canada), we may redeem the Series BO Preferred Shares in whole or in part at a price per share of $25 on the earliest redemption date and every fifth year thereafter. The Series BO Preferred Shares include NVCC provisions which are necessary for the shares to qualify as Tier 1 regulatory capital.
Series AD non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share	$ 25
Number of shares redeemed	10